REGULATORY CAPITAL MATTERS (Schedule of Actual and Required Capital Amount) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
REGULATORY CAPITAL MATTERS [Abstract]
Total risk-based capital to risk-weighted assets, actual amount	$ 48,796	$ 48,322	$ 45,499
Total risk-based capital to risk-weighted assets, actual ratio	32.12%	31.75%	29.29%
Total risk-based capital to risk-weighted assets, for capital adequacy purposes, amount	12,155	12,177	12,429
Total risk-based capital to risk-weighted assets, for capital adequacy purposes, ratio	8.00%	8.00%	8.00%
Total risk-based capital to risk-weighted assets, to be well capitalized under prompt corrective action regulations, amount	15,194	15,221	15,536
Total risk-based capital to risk-weighted assets, to be well capitalized under prompt corrective action regulations, ratio	10.00%	10.00%	10.00%
Tier I capital to risk-weighted assets, actual amount	46,896	46,409	43,547
Tier I capital to risk-weighted assets, actual ratio	30.87%	30.49%	28.03%
Tier I capital to risk-weighted assets, for capital adequacy purposes, amount	6,077	6,089	6,214
Tier I capital to risk-weighted assets, for capital adequacy purposes, ratio	4.00%	4.00%	4.00%
Tier I capital to risk-weighted assets, to be well capitalized under prompt corrective action regulations, amount	9,116	9,133	9,322
Tier I capital to risk-weighted assets, to be well capitalized under prompt corrective action regulations, ratio	6.00%	6.00%	6.00%
Tier I capital to adjusted total assets, actual amount	46,896	46,409	43,547
Tier I capital to adjusted total assets, actual ratio	16.16%	15.89%	13.78%
Tier I capital to adjusted total assets, for capital adequacy purposes, amount	11,609	11,679	12,644
Tier I capital to adjusted total assets, for capital adequacy purposes, ratio	4.00%	4.00%	4.00%
Tier I capital to adjusted total assets, to be well capitalized under prompt corrective action regulations, amount	$ 14,511	$ 14,599	$ 15,805
Tier I capital to adjusted total assets, to be well capitalized under prompt corrective action regulations, ratio	5.00%	5.00%	5.00%